Schedule of Investments - InfraCap MLP ETF

January 31, 2024 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 130.6%
Energy - 130.6%
Cheniere Energy Partners LP(1)	453,008	$23,973,183
Cheniere Energy, Inc.(1)(2)	32,863	5,389,203
Delek Logistics Partners LP	143,179	6,723,686
Energy Transfer LP(1)(2)	4,287,607	61,312,780
EnLink Midstream LLC(1)	2,518,802	30,376,752
Enterprise Products Partners LP(1)(2)	1,908,985	51,084,439
Genesis Energy LP(1)	772,220	8,903,697
Global Partners LP	12,115	570,495
Hess Midstream LP Class A	436,484	14,757,524
HF Sinclair Corp.(1)(2)	84,891	4,795,493
Kinder Morgan, Inc.(1)(2)	364,099	6,160,555
Marathon Petroleum Corp.(2)	32,747	5,422,903
MPLX LP(1)	1,595,535	61,507,874
New Fortress Energy, Inc.(2)	132,848	4,414,539
NuStar Energy LP(1)	1,739,672	38,272,784
ONEOK, Inc.(1)(2)	190,393	12,994,322
Phillips 66	2,212	319,214
Plains All American Pipeline LP(1)	3,661,626	56,535,506
Sunoco LP	60,054	3,571,411
Targa Resources Corp.(1)(2)	81,980	6,965,021
USA Compression Partners LP	70,695	1,763,840
Valero Energy Corp.(2)	6,192	860,069
Western Midstream Partners LP(1)	1,511,142	43,415,110
Williams Cos., Inc. (The)(1)(2)	131,963	4,573,838
Total Energy		454,664,238
Utilities - 0.0%(3)
Suburban Propane Partners LP	5,039	99,873
Total Common Stocks
(Cost $312,271,866)		454,764,111

PREFERRED STOCKS - 0.7%

Energy - 0.7%
Brookfield Infrastructure Finance ULC, 5.00% (Canada)	941	16,608
Energy Transfer LP, Series I, 9.25%	220,467	2,467,026
NuStar Energy LP, Series B, 11.28%	1,041	26,754
Total Energy		2,510,388

Total Preferred Stocks
(Cost $2,113,519)		2,510,388
MONEY MARKET FUND - 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(4) (Cost $1,629,334)	1,629,334	1,629,334

TOTAL INVESTMENTS - 131.8%
(Cost $316,014,719)		458,903,833
Liabilities in Excess of Other Assets - (31.8)%		(110,766,007)
Net Assets - 100.0%		$348,137,826

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS - (0.2)%

Written Call Options
Cheniere Energy, Inc., Expires 02/02/24, Strike Price $172.50	(10,000)	(100)	$(500)
Cheniere Energy, Inc., Expires 02/02/24, Strike Price $175.00	(1,000)	(10)	(10)
Cheniere Energy, Inc., Expires 02/09/24, Strike Price $175.00	(10,000)	(100)	(1,000)
Energy Transfer LP, Expires 02/02/24, Strike Price $14.00	(100,000)	(1,000)	(32,000)
Energy Transfer LP, Expires 02/16/24, Strike Price $14.00	(100,000)	(1,000)	(36,000)
Energy Transfer LP, Expires 04/19/24, Strike Price $15.00	(37,500)	(375)	(4,125)
Enterprise Products Partners LP, Expires 02/16/24, Strike Price $27.00	(22,900)	(229)	(5,725)
Enterprise Products Partners LP, Expires 02/23/24, Strike Price $27.00	(3,200)	(32)	(800)
Enterprise Products Partners LP, Expires 06/21/24, Strike Price $28.00	(10,000)	(100)	(3,700)
HF Sinclair Corp., Expires 02/16/24, Strike Price $55.00	(50,000)	(500)	(132,500)
HF Sinclair Corp., Expires 03/15/24, Strike Price $60.00	(30,000)	(300)	(36,000)
Kinder Morgan, Inc., Expires 02/02/24, Strike Price $18.50	(25,000)	(250)	0
Kinder Morgan, Inc., Expires 03/15/24, Strike Price $18.00	(100,000)	(1,000)	(8,000)
Kinder Morgan, Inc., Expires 03/15/24, Strike Price $19.00	(200,000)	(2,000)	(4,000)
Kinder Morgan, Inc., Expires 04/19/24, Strike Price $19.00	(100,000)	(1,000)	(3,000)
Marathon Petroleum Corp., Expires 02/02/24, Strike Price $160.00	(10,000)	(100)	(54,500)
Marathon Petroleum Corp., Expires 02/16/24, Strike Price $165.00	(20,000)	(200)	(90,000)
New Fortress Energy, Inc., Expires 03/15/24, Strike Price $40.00	(1,600)	(16)	(1,040)
ONEOK, Inc., Expires 02/16/24, Strike Price $75.00	(25,000)	(250)	(1,250)
ONEOK, Inc., Expires 02/16/24, Strike Price $77.50	(25,000)	(250)	0
ONEOK, Inc., Expires 04/19/24, Strike Price $75.00	(51,000)	(510)	(35,190)

Schedule of Investments - InfraCap MLP ETF (continued)

January 31, 2024 (unaudited)

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)

Written Call Options (continued)
Targa Resources Corp., Expires 02/16/24, Strike Price $87.50	(30,000)	(300)	$(46,800)
Targa Resources Corp., Expires 03/15/24, Strike Price $92.50	(10,000)	(100)	(7,500)
Targa Resources Corp., Expires 03/15/24, Strike Price $95.00	(7,700)	(77)	(3,465)
Valero Energy Corp., Expires 02/16/24, Strike Price $135.00	(5,000)	(50)	(31,250)
Williams Cos., Inc. (The), Expires 02/02/24, Strike Price $37.00	(25,000)	(250)	0
Williams Cos., Inc. (The), Expires 02/09/24, Strike Price $35.00	(50,000)	(500)	(27,000)
Williams Cos., Inc. (The), Expires 02/09/24, Strike Price $36.00	(50,000)	(500)	(3,500)
Written Put Options
Marathon Petroleum Corp., Expires 02/02/24, Strike Price $162.50	(5,000)	(50)	(2,800)
Marathon Petroleum Corp., Expires 02/09/24, Strike Price $160.00	(10,000)	(100)	(11,300)
Marathon Petroleum Corp., Expires 02/16/24, Strike Price $157.50	(20,000)	(200)	(25,000)
Marathon Petroleum Corp., Expires 02/16/24, Strike Price $160.00	(5,000)	(50)	(8,600)
ONEOK, Inc., Expires 02/16/24, Strike Price $65.00	(50,000)	(500)	(10,000)
ONEOK, Inc., Expires 03/15/24, Strike Price $65.00	(50,000)	(500)	(35,000)
Phillips 66, Expires 02/09/24, Strike Price $139.00	(10,000)	(100)	(5,000)
Valero Energy Corp., Expires 02/16/24, Strike Price $134.00	(10,000)	(100)	(11,300)
Total Written Options - (0.2)%
(Premiums Received $441,035)			$(677,855)

(1)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at January 31, 2024 was $375,550,648.
(2)	Subject to written call options.
(3)	Amount rounds to less than 0.05%.
(4)	The rate shown reflects the seven-day yield as of January 31, 2024.

Schedule of Investments - InfraCap MLP ETF (continued)

January 31, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$454,764,111	$—	$—	$454,764,111
Preferred Stocks	2,510,388	—	—	2,510,388
Money Market Fund	1,629,334	—	—	1,629,334
Total	$458,903,833	$—	$—	$458,903,833
Liability Valuation Inputs
Written Options	$674,345	$3,510	$—	$677,855
Total	$674,345	$3,510	$—	$677,855